Document and Entity Information	Jun. 20, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2024
Entity Registrant Name	GALECTO, INC.
Entity Central Index Key	0001800315
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39655
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1957007
Entity Address, Address Line One	75 State Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	+45
Local Phone Number	70 70 52 10
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	GLTO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	Ole Maaloes Vej 3
Entity Address, City or Town	Copenhagen N
Entity Address, Country	DK
Entity Address, Postal Zip Code	2200